Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities - Summary of assets and liabilities (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Other accounts receivable, net	S/ 633,926	S/ 455,060
Accounts receivable related to derivative financial instruments	515,800	793,361
Operations in process	112,195	86,193
Accounts receivable from sale of investments	37,987	12,366
POS Commission accounts receivable	110,906	0
Assets for technical reserves for claims and premiums by reinsurers	34,596	53,104
Others	24,753	22,749
Total	1,470,163	1,422,833
Non-financial instruments
Deffered cost of POS affiliation and registration	95,265	0
Deferred charges	92,865	75,316
Realizable assets, received as payment and seized through legal actions	27,266	26,871
Payments in advance of Income Tax	26,759	255,437
Investments in associates	22,728	99,767
POS equipment supplies (*)	18,698	0
Tax credit for General Sales Tax - IGV	17,623	0
Prepaid rights to related entity	3,399	3,399
Others	3,793	3,831
Non Financial Assets	308,396	464,621
Total	1,778,559	1,887,454
Financial instruments
Contract liability with investment component	883,268	736,637
Other accounts payable	726,983	547,747
Third party compensation (**)	386,136	0
Accounts payable related to derivative financial instruments	297,038	413,797
Operations in process	184,584	169,515
Workers' profit sharing and salaries payable	154,460	113,874
Lease liabilities	112,581	234,946	S/ 269,755
Accounts payable for acquisitions of investments	53,905	17,817
Allowance for indirect loan losses	35,495	40,329
Accounts payable to reinsurers and coinsurers	5,648	4,215
Total	2,840,098	2,278,877
Non-financial instruments
Taxes payable	138,819	76,823
Provision for other contingencies	79,304	64,935
Deferred income	57,001	46,145
Others	6,681	10,821
Registration for use of POS	17,029	0
Non Financial Liabilities	298,834	198,724
Total	S/ 3,138,932	S/ 2,477,601